Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Common Stocks - 100 .0%
Automobile Components - 1 .7%
Modine Manufacturing Co.* 15,210 $ 2,046,658
Visteon Corp.* 66,627 7,405,591
9,452,249
Banks - 1 .4%
First Bancorp 386,016 8,040,713
Beverages - 0 .9%
Celsius Holdings, Inc.* 112,190 5,086,695
Biotechnology - 9 .1%
ADMA Biologics, Inc.* 109,442 2,046,565
Alkermes plc* 52,205 1,382,910
Catalyst Pharmaceuticals, Inc.* 371,105 7,915,670
Exelixis, Inc.* 245,922 8,907,295
Halozyme Therapeutics, Inc.* 205,333 12,313,820
Keros Therapeutics, Inc.* 329,297 4,715,533
Kura Oncology, Inc.* 278,930 1,687,526
Neurocrine Biosciences, Inc.* 89,720 11,504,796
Puma Biotechnology, Inc.* 370,719 1,152,936
51,627,051
Building Products - 1 .3%
Griffon Corp. 57,621 4,682,859
Janus International Group, Inc.* 316,365 2,711,248
7,394,107
Capital Markets - 5 .7%
Artisan Partners Asset Management, Inc. - Class A 198,478 8,981,129
Hamilton Lane, Inc. - Class A 9,146 1,392,936
Houlihan Lokey, Inc. - Class A 45,909 8,753,010
Victory Capital Holdings, Inc. - Class A 93,998 6,477,402
XP, Inc. - Class A 433,857 7,002,452
32,606,929
Construction & Engineering - 7 .6%
Argan, Inc. 23,795 5,829,299
Comfort Systems USA, Inc. 15,032 10,572,005
IES Holdings, Inc.* 5,980 2,111,359
Primoris Services Corp. 117,179 11,034,746
Sterling Infrastructure, Inc.* 50,657 13,555,307
43,102,716
Consumer Finance - 4 .7%
Credit Acceptance Corp.* 8,910 4,368,395
Dave, Inc.* 19,476 4,592,441
SoFi Technologies, Inc.* 631,796 14,265,954
World Acceptance Corp.* 20,801 3,272,413
26,499,203
Consumer Staples Distribution & Retail - 0 .3%
Sprouts Farmers Market, Inc.* 10,081 1,527,675
Diversified Consumer Services - 6 .6%
Adtalem Global Education, Inc.* 45,989 5,255,163
Duolingo, Inc. - Class A* 15,473 5,362,168
Frontdoor, Inc.* 168,484 9,856,314
Grand Canyon Education, Inc.* 8,237 1,389,005
H&R Block, Inc. 148,453 8,066,936
Laureate Education, Inc.* 272,533 6,159,246
Stride, Inc.* 11,086 1,421,558
37,510,390

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Electric Utilities - 2 .2%
NRG Energy, Inc. 75,478 $ 12,619,922
Electrical Equipment - 3 .4%
Allient, Inc. 50,700 2,043,717
Array Technologies, Inc.* 411,271 2,673,261
Atkore, Inc. 124,396 9,580,980
NEXTracker, Inc. - Class A* 29,032 1,691,404
Powell Industries, Inc.
#
8,647 2,050,204
Shoals Technologies Group, Inc. - Class A* 261,581 1,409,922
19,449,488
Electronic Equipment, Instruments & Components - 6 .0%
Badger Meter, Inc. 9,055 1,709,222
Fabrinet* 17,665 5,718,690
Itron, Inc.* 49,168 6,123,383
Jabil, Inc. 50,137 11,189,074
Napco Security Technologies, Inc. 298,869 9,124,471
33,864,840
Entertainment - 0.0%
LiveOne, Inc.* 367,007 240,096
Financial Services - 4 .4%
Equitable Holdings, Inc. 237,243 12,182,428
NCR Atleos Corp.* 70,281 2,150,598
Rocket Cos., Inc. - Class A
#
345,475 5,102,666
Sezzle, Inc.* 24,594 3,808,135
Toast, Inc. - Class A* 35,445 1,731,134
24,974,961
Food Products - 1 .3%
Cal-Maine Foods, Inc. 64,681 7,188,646
Ground Transportation - 1 .3%
Lyft, Inc. - Class A* 530,849 7,463,737
Health Care Equipment & Supplies - 0 .3%
Lantheus Holdings, Inc.* 28,393 2,021,298
Health Care Providers & Services - 1 .8%
Community Health Systems, Inc.* 869,806 2,261,496
Concentra Group Holdings Parent, Inc. 291,684 5,824,929
Hims & Hers Health, Inc.* 33,982 2,248,929
10,335,354
Health Care Technology - 0 .3%
LifeMD, Inc.* 167,180 1,740,344
Hotels, Restaurants & Leisure - 0 .4%
Target Hospitality Corp.* 296,271 2,248,697
Household Durables - 1 .9%
Cricut, Inc. - Class A 256,958 1,259,094
Somnigroup International, Inc. 24,909 1,802,913
TopBuild Corp.* 9,069 3,359,430
Tri Pointe Homes, Inc.* 148,551 4,575,371
10,996,808
Insurance - 4 .5%
HCI Group, Inc. 42,870 6,003,515
Oscar Health, Inc. - Class A
#
,* 96,638 1,357,764
Palomar Holdings, Inc.* 50,505 6,691,408
Root, Inc. - Class A* 11,307 1,368,486
Skyward Specialty Insurance Group, Inc.* 126,574 6,402,113

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - (continued)
Universal Insurance Holdings, Inc. 149,199 $ 3,527,064
25,350,350
Interactive Media & Services - 3 .1%
EverQuote, Inc. - Class A* 104,678 2,574,032
Grindr, Inc.* 297,319 5,197,136
MediaAlpha, Inc. - Class A* 476,859 4,778,127
Yelp, Inc. - Class A* 144,481 4,974,481
17,523,776
Leisure Products - 2 .8%
Hasbro, Inc. 159,257 11,969,756
Peloton Interactive, Inc. - Class A
#
,* 555,278 3,964,685
15,934,441
Life Sciences Tools & Services - 1 .4%
Medpace Holdings, Inc.* 13,704 5,854,349
Niagen Bioscience, Inc.* 237,363 2,219,344
8,073,693
Machinery - 2 .0%
Douglas Dynamics, Inc. 108,613 3,106,332
Federal Signal Corp. 60,796 7,694,949
Taylor Devices, Inc.* 13,729 619,178
11,420,459
Media - 1 .8%
Ibotta, Inc. - Class A* 31,880 1,158,838
Nexstar Media Group, Inc. - Class A 48,820 9,134,710
10,293,548
Oil, Gas & Consumable Fuels - 1 .5%
Centrus Energy Corp. - Class A
#
,* 25,834 5,564,643
Texas Pacific Land Corp. 3,044 2,946,988
8,511,631
Pharmaceuticals - 0 .4%
Corcept Therapeutics, Inc.* 37,601 2,525,659
Professional Services - 1 .5%
Legalzoom.com, Inc.* 173,727 1,561,806
TriNet Group, Inc. 103,534 7,020,640
8,582,446
Retail REITs - 0 .4%
Alexander's, Inc. 8,616 2,164,253
Semiconductors & Semiconductor Equipment - 2 .0%
Axcelis Technologies, Inc.* 33,101 2,240,607
MKS, Inc. 65,044 6,190,888
Rambus, Inc.* 36,970 2,733,192
11,164,687
Software - 11 .9%
Appian Corp. - Class A* 253,692 7,004,436
Bentley Systems, Inc. - Class B 210,147 12,184,323
BlackLine, Inc.* 29,052 1,562,417
Clear Secure, Inc. - Class A 304,191 8,946,257
Commvault Systems, Inc.* 55,136 10,473,083
Manhattan Associates, Inc.* 58,766 12,908,540
Pegasystems, Inc. 187,334 10,998,379
Teradata Corp.* 168,908 3,535,244
67,612,679

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - 1 .2%
Carvana Co. - Class A* 17,787 $ 6,939,954
Trading Companies & Distributors - 2 .9%
Core & Main, Inc. - Class A* 189,133 12,036,424
Hudson Technologies, Inc.* 456,236 4,284,056
16,320,480
Total Common Stocks (cost 518,367,266) 568,409,975
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 4.3597%
£,∞
(cost $139,474) 139,454 139,482
Investments Purchased with Cash Collateral from Securities Lending - 1 .8%
Investment Companies - 1 .1%
Janus Henderson Cash Collateral Fund LLC, 4.2961%
£,∞
6,304,849 6,304,849
Time Deposits - 0 .7%
Royal Bank of Canada, 4.3100%, 8/1/25 $ 3,874,152 3,874,152
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $10,179,001) 10,179,001
Total Investments (total cost $ 528,685,741 ) - 101 .8% 578,728,458
Liabilities, net of Cash, Receivables and Other Assets - (1.8%) (10,298,459)
Net Assets - 100.0% $568,429,999
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 551,386,557 95 .3%
Puerto Rico 8,040,713 1 .4
Brazil 7,002,452 1 .2
Thailand 5,718,690 1 .0
Singapore 5,197,136 0 .9
Ireland 1,382,910 0 .2
Total $578,728,458 100 .0%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2025

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/25
............. Shares
Held at
7/31/25
Dividend
Income
Investment Company - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash
Liquidity Fund LLC,
4.3597%
∞
$ 118,891 $ 15,257,188 $ (15,236,598) $ (7) $ 8 $ 139,482 139,454 $ 7,886
Investments Purchased
with Cash Collateral from
Securities Lending - 1.8%
Investment Companies - 1.1%
Janus Henderson Cash
Collateral Fund LLC,
4.2961%
∞
1,965,177 89,757,392 (85,417,720) – – 6,304,849 6,304,849 1,090
Δ
Total Affiliated Investments
- 1.1% $2,084,068 $105,014,580 $(100,654,318) $(7) $8 $6,444,331 $8,976

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at July 31, 2025.
∞ Rate shown is the 7-day yield as of July 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 568,409,975 $ — $ — $ 568,409,975
Investment Companies — 139,482 — 139,482
Investments Purchased with Cash
Collateral from Securities Lending — 10,179,001 — 10,179,001
Total Assets $ 568,409,975 $ 10,318,483 $ — $ 578,728,458

Janus Henderson Small/Mid Cap Growth Alpha ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Small/Mid Cap Growth Alpha ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70329 09-25